Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Debt [Table Text Block]
	Current		Long-term
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011

March 2010 Notes - principal	$-	$4,071,000	$-	$-
2011 Unit Offering Notes - principal	-	-	-	1,625,000
April 2011 Note - principal	-	-	2,000,000	2,000,000
Total convertible notes payable - principal	-	4,071,000	2,000,000	3,625,000
March 2010 Notes - unamortized discount	-	(117,405)	-	-
2011 Unit Offering Notes - unamortized discount	-	-	-	(316,610)
April 2011 Note - unamortized discount	-	-	-	-
Total convertible notes payable - unamortized discount	-	(117,405)	-	(316,610)
March 2010 Notes - net	-	3,953,595	-	-
2011 Unit Offering Notes - net	-	-	-	1,308,390
April 2011 Note - net	-	-	2,000,000	2,000,000
Total convertible notes payable - net	$-	$3,953,595	$2,000,000	$3,308,390